Finance income and expense	6 Months Ended
Jun. 30, 2023
Finance Income and Expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000
Finance income
Gain on cash equivalents and other financial assets at fair value through profit and loss	1,089	-	1,554	-
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	1,033	-	2,057	-
Finance income	2,122	-	3,611	-

Finance expense
Finance expense on investments	(163)	-	(316)	-
Finance expense on lease liability	(16)	-	(34)	-
Finance expense	(179)	-	(350)	-